Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

12. Leases

Operating Leases

We are party to a non-cancelable operating lease for our laboratory and office space in Morrisville, North Carolina. On November 22, 2024, the operating lease was amended to extend the expiration date from October 31, 2026 to December 31, 2031, with an option to extend for an additional period of five years with appropriate notice. As a result of the amendment, we remeasured our operating lease liability using an incremental borrowing rate of 15.2%. We have not included the optional extension period in the measurement of lease liabilities because it is not reasonably certain that we will exercise the option to extend. The payments under this lease are subject to escalation clauses. Operating lease cost is allocated between inventory, research and development, and general and administrative expenses based on the usage of the leased facilities. The related right-of-use assets are amortized on a straight-line basis over the lesser of the lease term or the estimated useful life of the asset.

Finance Leases

We lease specialized laboratory equipment under finance leases. We do not have access to certain inputs used by our lessors to calculate the rate implicit in our finance leases and, as such, use our estimated incremental borrowing rate at the time of lease inception for the discount rate applied to our finance leases. The incremental borrowing rate used on finance leases was 6.5%. Certain finance leases also include options to purchase the leased property. We recognize all such purchase options as part of our right-of-use assets and lease liabilities if we are reasonably certain that such purchase options will be exercised.

Lease Balances, Costs, and Future Minimum Payments

Leases with an initial term of 12 months or less are not recorded on the balance sheet. As of December 31, 2024, we have not entered into any short-term leases. For lease agreements entered into or reassessed after the adoption of ASC 842 Leases, we combine lease and non-lease components, if any. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Our lease cost is reflected in the accompanying statements of operations and comprehensive loss as follows:

		Year Ended December 31,
	Classification	2024	2023
Operating lease cost:
Fixed lease cost	Research and development	$740	$702
Fixed lease cost	General and administrative	82	78
Finance lease cost:
Amortization of lease assets	Research and development	89	96
Interest on lease liabilities	Interest expense	7	15
Total Lease Cost		$918	$891

The weighted average remaining lease term and discount rates as of December 31, 2024 were as follows:

Weighted average remaining lease term (years):
Operating leases	7.0
Finance leases	0.2
Weighted average discount rate:
Operating leases	15.2%
Finance leases	6.5%

The discount rate for leases was estimated based upon market rates of collateralized loan obligations of comparable companies on comparable terms at the time of lease inception.

The future minimum lease payments as of December 31, 2024 were as follows:

	Operating	Finance
Year ending December 31:	Leases	Leases	Total
2025	$1,370	$64	$1,434
2026	1,442	—	1,442
2027	1,643	—	1,643
2028	1,692	—	1,692
2029	1,743	—	1,743
Thereafter	3,644	—	3,644
Total minimum lease payments	11,534	64	11,598
Less: interest	(4,594)	(1)	(4,595)
Present value of lease liabilities	$6,940	$63	$7,003